Document And Entity Information	Sep. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Entity Registrant Name	SAIA, INC.
Entity Central Index Key	0001177702
Entity Emerging Growth Company	false
Entity File Number	0-49983
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	48-1229851
Entity Address, Address Line One	11465 Johns Creek Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Johns Creek
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	770
Local Phone Number	232-5067
Entity Information, Former Legal or Registered Name	No Changes
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	SAIA
Security Exchange Name	NASDAQ